Document and Entity Information Document	Dec. 11, 2019
Document Information [Line Items]
Document Period End Date	Dec. 11, 2019
Document Type	8-K
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	ENERGY TRANSFER OPERATING, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31219
Entity Tax Identification Number	73-1493906
Amendment Flag	false
Entity Central Index Key	0001161154
5.5% Senior Notes due June 1, 2027 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	5.500% Senior Notes due 2027
Trading Symbol	ETP 27
Security Exchange Name	NYSE
5.875% Senior Notes due January 15, 2024 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	5.875% Senior Notes due 2024
Trading Symbol	ETP 24
Security Exchange Name	NYSE
4.25% Senior Notes due March 15, 2023 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2023
Trading Symbol	ETP 23
Security Exchange Name	NYSE
7.50% Senior Notes Due 2020 [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.500% Senior Notes due 2020
Trading Symbol	ETP 20
Security Exchange Name	NYSE
Series E Preferred Units [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.600% Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprE
Security Exchange Name	NYSE
Series D Preferred Units [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series D Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprD
Security Exchange Name	NYSE
Series C Preferred Units [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	7.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units
Trading Symbol	ETPprC
Security Exchange Name	NYSE